Commitments and Contingencies - Future minimum lease payments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Future minimum lease payments
2021	¥ 24,717,992
2022	10,659,374
2023 and after	1,960,037
Total	37,337,403
Rental expenses	¥ 37,786,840	¥ 82,161,925	¥ 94,635,510